Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	249 Months Ended	380 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Lipper Variable Annuity Underlying Short Investment Grade Debt Fund Average
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	2.16%	2.20%
T. Rowe Price Limited-Term Bond Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	2.17%	2.34%
Performance Inception Date					May 13, 1994
T. Rowe Price Limited-Term Bond Portfolio-II
Prospectus [Line Items]
Average Annual Return, Percent	5.46%	1.90%	2.09%
Performance Inception Date				Mar. 31, 2005